OTHER NONCURRENT ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTHER NONCURRENT ASSETS
Capitalized turnaround costs		$ 248	$ 191
Spare parts inventory		95	96
Deposits		45	43
Catalyst assets		44	28
Investment in available for sale securities		18
Pension assets		35	8
Other		88	93
Total	[1]	573	459
Amortization expense of catalyst assets		$ 14	$ 13	$ 12

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”